Schedule of Earnings per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to the Company's shareholders	$ (17,144,531)	$ 20,117,773
Weighted-average common shares outstanding-basic and diluted	27,339,180
Net loss per common share, basic and diluted	$ (0.63)
Net income attributable to the Company's shareholders		$ 20,117,773
Weighted-average common shares outstanding – basic	27,339,180	25,391,084
Net earnings per share, basic	$ (0.63)	$ 0.79
Net income attributable to the Company's shareholders		$ 20,117,773
Weighted-average common shares outstanding-diluted	27,339,180	27,011,482
Net earnings per share, diluted	$ (0.63)	$ 0.74